Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	(20.56%)	103.09%
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	(16.00%)	63.77%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	(0.05%)	31.94%
Bitwise Web3 ETF
Prospectus [Line Items]
Annual Return [Percent]	28.12%	27.03%	98.13%
Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Annual Return [Percent]	18.40%	46.59%	245.36%	(83.78%)